SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

8.           SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the "2018 plan") for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares, plus an annual increase equal to 1.0% of the total number of the then issued and outstanding shares. The share options expire 10 years from the date of grant.

In November 2019, the Company's board of directors and shareholders approved the 2019 Share Incentive Plan (the "2019 Plan") for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 1.0% of the total number of the issued and outstanding shares on January 1, 2019, plus an annual increase equal to 1.0% of the total number of the then issued and outstanding shares. The share options expire 10 years from the date of grant.

Stock options

On May 20 and November 20, 2018, the Company granted 24,627,493 and 690,023 stock options, respectively, with an exercises price of US$0.00001 per share to certain employees, directors and officers. The stock options shall vest over a period from immediate to 4 years. The grant date fair value per option was RMB 48.64 and RMB 60.77, respectively. The Company did not grant any stock options in the year ended December 31, 2019.

The Company used the binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from an independent valuation firm. The fair value of options approximates the fair value of underlying ordinary shares as the exercise price is nominal.

8.           SHARE-BASED COMPENSATION – continued

Stock options – continued

The fair value per option was estimated at the date of grant using the following assumptions:

	Year ended,
	December 31, 2018
	RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%	-	53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield of US Treasury Strip Bond as of the valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The fair value of ordinary share underlying the options has been determined by considering a number of objective and subjective factors such as operating and financial performance, round of financing investment, discount for lack of marketability and general and industry specific economic outlook, amongst other factors.

A summary of option activity during period from January 1, 2019 to December 31, 2019 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2019	25,244,577	0.00001	7.89	1,346,041
Options forfeited in 2019	(1,741,363)	0.00001	6.79	—
Options exercised in 2019	(5,470,244)	0.00001	6.87	(186,043)
Options outstanding at December 31, 2019	18,032,970	0.00001	6.91	613,301
Options exercisable at December 31, 2019	8,411,583	0.00001	6.69	286,078
Options vested or expected to be vested at December 31, 2019	18,032,970	0.00001	6.91	613,301

As of December 31, 2019, there was RMB 319,912 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 0.91 years.

Restricted Shares

On May 20, August 20 and November 20, 2019, the Company's board of directors approved to grant 2,003,301 restricted shares. The restricted shares granted shall vest in accordance with contractual schedules over a period from three to five years.

8.           SHARE-BASED COMPENSATION – continued

Restricted Shares – continued

A summary of the restricted shares for the year ended December 31, 2019 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2019	—	—
Granted	2,003,301	36.18
Forfeited	(438,627)	50.12
Vested	(297,849)	41.16
Outstanding at December 31, 2019	1,266,825	30.18

The fair value of the restricted shares was determined by the closing sales price of the shares on the grant date. The total fair value of the restricted shares vested for the years ended December 31, 2019 was RMB 12,258. As of December 31, 2019, there was RMB 37,181 of unrecognized compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 1.46 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Year ended,	Year ended,
	December 31, 2018	December 31, 2019
	RMB	RMB
Origination and servicing expenses	150,177	55,601
Sales and marketing expenses	15,700	6,805
General and administrative expenses	441,504	188,022
Total	607,381	250,428